Fees Summary	Aug. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 314,977,976.19
Previously Paid Amount	0.00
Total Fee Amount	47,847.58
Total Offset Amount	0.00
Net Fee	$ 47,847.58